Valuation Allowances - Summary of Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 8.4	$ 4.0	$ 2.3
Provision for doubtful accounts	4.2	7.7	3.9
Recovery of bad debts	0.6	1.7	0.5
Write-offs of bad debt	(8.2)	(5.4)	(2.6)
Other	0.0	0.4	(0.1)
Ending balance	$ 5.0	$ 8.4	$ 4.0